Absolute Opportunities Fund
Absolute Opportunities Fund
Investment Objective

Absolute Opportunities Fund (the “Fund”) seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility than traditional equity market indices such as the Standard & Poor’s 500 Index (“S&P 500 Index”).

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	Absolute Opportunities Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Absolute Opportunities Fund Institutional Shares
Management Fees		2.75%
Distribution and/or Service (12b-1) Fees		none
Dividend and Interest Expenses on Short Sales		0.61%
Other Expenses		0.22%
Total Annual Fund Operating Expenses		3.58%
Fee Reduction and/or Expense Reimbursement	[1]	(0.02%)
Net Annual Fund Operating Expenses	[2]	3.56%
[1]	Absolute Investment Advisers LLC (the "Adviser") has contractually agreed to reduce a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 2.95% through at least July 31, 2013 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time, only with the consent of the Board of Trustees. Absolute may be reimbursed by the Fund for fees reduced and expenses reimbursed by Absolute pursuant to the Expense Cap if such payment (1) is made within three years of the fee reduction or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of the Fund to exceed the Expense Cap. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.
[2]	Dividend and Interest expense on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay an amount equivalent to any dividend declared or interest paid during the duration of the short position to the lender from which the Fund borrowed the security and is obligated to record the payment of the dividend or interest as an expense. Dividend and Interest Expenses on Short Sales are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund's portfolio.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Absolute Opportunities Fund Institutional Shares	359	1,095	1,853	3,843

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 430% of the average value of its portfolio.

Principal Investment Strategies

Absolute will generally allocate Fund assets to a carefully chosen group of skilled money managers (the “Subadvisers”) who employ a wide range of specialized investment strategies that Absolute believes offer the potential for attractive long-term risk-adjusted investment returns. Absolute selects Subadvisers that, relative to their peers, seek to preserve capital and tend to perform differently in a market cycle. Absolute believes that there are important benefits that come from investing through skilled money managers whose strategies, when combined, seek to provide lower volatility and lower sensitivity to traditional financial market indices when measured over a full market cycle.

The Subadvisers utilize strategies and investment techniques aimed to produce risk-adjusted returns and absolute returns over a full market cycle while managing risk exposure. These strategies are common among hedge funds and certain of them may exploit disparities or inefficiencies; take advantage of security mispricings or anticipated price movements, and/or benefit from cyclical themes and relationships or special situations and events (such as spinoffs or reorganizations). Such strategies may have low sensitivity to traditional markets because they seek opportunities and risks that are unrelated to traditional markets.

Absolute seeks to diversify the Fund’s portfolio across multiple strategies and investment styles that Absolute believes are complementary and, when combined, will produce risk-adjusted returns. Absolute reviews a range of qualitative and quantitative factors (e.g., investment process and statistical analysis) when evaluating each Subadviser and its appropriate asset allocation. Absolute may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio. There is no fixed or minimum allocation to any Subadviser. Absolute retains the discretion to invest the Fund’s assets directly in the same manner as any Subadviser in pursuit of the Fund’s investment objective. Absolute may add or remove Subadvisers. The Subadvisers may use a combination of the following investment strategies:

Opportunistic and Long-Biased Equity Strategies capitalize on underpriced equity securities (common stock, preferred stock, convertible securities, warrants, rights and sponsored or unsponsored American Depositary Receipts (“ADRs”)) or on positive market trends and may focus in certain securities, markets, industries, company sizes, or geographical areas. Strategies are primarily managed for absolute return, and Subadvisers assess risk and opportunity on an absolute, not an index-relative, basis by focusing on relatively few investments that the Subadviser believes are undervalued and either offer a margin-of-safety or offer high growth opportunities. Strategies may utilize short sales, options and futures and forward contracts to implement selective hedging and manage risk exposure.

Special Situations and Event-Driven Strategies involve making evaluations and predictions about both the likelihood that a particular event, such as a merger, acquisition, bankruptcy or other catastrophic event in the life of a company, will occur and the impact such an event will have on the value of the company’s securities. The Subadvisers focus on relatively few investments believed to be undervalued and may invest in securities of companies enmeshed in special situations, including companies involved in (or the target of) acquisition attempts, tender offers, work-outs, liquidations, spin-offs, reorganizations, bank loans, bankruptcies, exchanges and similar transactions. Such investments may involve a long-term time horizon as well as idiosyncratic event risk. In addition to common stock, strategies may invest in warrants, options and credit default swaps and the Fund may act as a buyer or seller of credit default swaps.

Long/Short or Hedged Equity Strategies invest in securities believed to be undervalued or offer high growth opportunities while also attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales, futures or options to hedge risk. Strategies may also use futures or options to obtain leverage. The concept of leverage involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity to increase returns. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Long/Short Credit and Distressed Debt Strategies invests primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield “junk bonds”, bank loans and other defaulted debt securities, TIPS (Treasury Inflation Protected Securities), exchange traded funds (“ETFs”) and emerging market debt. Debt securities of foreign governments are sometimes referred to as sovereign debt obligations and they may be issued or guaranteed by foreign governments or their agencies. The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities (“Mortgage Related Securities”). Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing treasury futures to hedge interest-rate risk. Mortgage Related Securities may also include securities rated below investment grade (i.e., junk bonds) or unrated, under-performing or distressed debt and equity securities issued by issuers of collateralized debt obligations and special situation investments, such as distressed corporate or sub-prime mortgage securities. Distressed securities may also be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings to those attempting to restructure out of court to those that are healthy but have short-term cash flow or liquidity problems. Strategies may involve leverage and hedging through the use of ETFs, futures, credit default swaps, total return swaps, committed term reverse repurchase facilities or other financings that seek to enhance total return. In connection with these strategies, the Fund may act as a buyer or seller of credit default swaps.

Global and Emerging Market Strategies seeks to take advantage of investment opportunities that are believed to have the highest probability of success (long investment) or failure (short investment). Subadvisers may invest in equity, fixed income, currencies, precious metals or commodities, in domestic, international and high-growth emerging markets. Subadvisers may utilize positions held through individual securities, ETFs and other exchange-traded products, options and swaps linked to major market, sector or country indices, fixed-income securities, currencies and commodities. Certain of these investments may be designed to manage the Fund’s risk exposure to one or more currencies. Subadvisers may invest in a limited number of securities, issuers, industries, futures, or countries which may result in higher volatility.

Other Strategies Pursuant to any of the above-described strategies, the Fund may trade frequently and may invest in a wide range of instruments, markets and asset classes in the U.S. and other markets. Investments generally include equity securities, fixed income securities and derivatives.

•	The Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in ADRs. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.
•	The Fund may invest in fixed income securities of any credit quality and maturity, including those with fixed and variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.
•	The Fund may invest in derivatives, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund’s forward contracts may include forward currency contracts. The Fund’s swap agreements may include equity, interest rate, index, credit default and currency rate swap agreements. The Fund’s futures contracts may include futures on securities, commodities, and securities indices. The Fund’s options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities, and their value may change materially at times when the U.S. markets are not open for trading.

Bank Loan Risk. The Fund may purchase secured and unsecured participations in loans and may purchase assignments of such loans. The Fund may invest in loan participations of any credit quality, including “distressed” companies which carry a substantial risk of loss. Certain loan participations may be illiquid.

Below-Investment Grade Securities Risk. Investments in below-investment grade fixed-income securities, “high yield securities” or “junk bonds,” are generally more speculative than investment grade fixed-income securities and have a greater risk of default. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodities-related instruments are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the Fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. The Fund has no pre-established minimum credit quality standards for convertible securities and may invest in convertible securities of any quality as well as unrated securities and securities in default.

Currency Risk. The Fund may invest directly in foreign currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk. Derivatives, such as options, futures and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund’s use of derivatives may also expose the Fund to greater or different risks, including the following:

Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.

Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Investments Risk. The Fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Event-Driven Strategies Risk. Inherently speculative in nature, investments pursuant to special situations and event-driven strategies require a Subadviser to make predictions about a corporate event and its impact on a company. A Subadviser may make inaccurate predictions and the anticipated event and/or contemplated corporate transaction may not take place as expected or at all. This may result in the distribution of a new, less valuable security in place of the security (or derivative). The Fund may have to sell a security at a loss, and such securities are subject to the risk of complete loss of value.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause an increase in investment risk and price volatility.

Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities.

Variable and Floating Interest Rate Risk. The interest rates of variable and floating rate securities may adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Variable and floating rate securities generally are less sensitive to interest rate changes but may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities also may be called or redeemed by the issuer prior to maturity, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The Fund may also suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Futures Contracts Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

High Turnover Risk. The Fund’s strategy may result in high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Initial Public Offering Risk. The Fund may purchase securities in an initial public offering (“IPO”) or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933) and may be illiquid; thus the Fund may not be able to dispose of them promptly at the price at which they are valued.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leverage Risk. Certain transactions of the Fund, such as reverse repurchase agreements, dollar rolls, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid securities promptly or at reasonable prices. This may result in a loss to the Fund.

Management Risk. The Fund’s performance may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return strategy, in part. Alternatively, if the Fund or a Subadviser takes a defensive posture by hedging its portfolio, then stock prices advance, the return to Fund investors may be lower than expected and lower than if the portfolio had not been hedged. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Mid Capitalization Company Risk. The Fund’s investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Mortgage-Related Securities Risk. The Fund’s investments in Mortgage-Related Securities may be affected by, among other things, changes in interest rates, the creditworthiness of the entities that provide their credit enhancements or the market’s assessment of the quality of the underlying assets. Mortgage-Related Securities can be sensitive to changes in interest rates and are subject to pre-payment risk, which is the risk that the underlying debt may be refinanced or prepaid. Mortgage-Related Securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers. Mortgage-Related Securities issued by private issuers are subject to greater credit risks than those issued or guaranteed by the U.S. government.

Multi-Manager Risk. The success of the Fund’s strategy depends on, among other things, the Adviser’s skill in selecting Subadvisers and the Subadvisers’ skill in executing the relevant strategy. The Subadvisers’ strategies may be out of favor at any time. In addition, because the Subadvisers each make their trading decisions independently, it is possible that Subadvisers may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Options Risk. The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

Pooled Investment Vehicle Risk. Pooled investment vehicles in which the Fund may invest may charge fees, and such fees may be more than the Fund would pay if the manager of the pooled vehicle managed the Fund’s assets directly.

Precious Metals Risk. Investments in precious metals and securities related to precious metals are generally very volatile, and their prices may be affected by government policy; economic, financial, social and political factors; and inflation. In addition, the Fund may incur higher custody and transaction costs for precious metals than for investments in securities.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the investment companies and Exchange-Traded Funds (“ETFs”) invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

Restricted Securities Risk. Rule 144A Securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security which when purchased was liquid may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Short Selling Risk. The Fund may engage in short sales of securities by borrowing a security and then selling it. If the Fund buys back the security at a higher price, the Fund will incur a loss on the transaction. The Fund’s use of short sales also may involve additional transactions costs and other expenses, and may increase volatility and decrease liquidity of the Fund. In addition, a short sale may create leverage and as a result, may cause relatively smaller adverse market movement to have a disproportionate impact on the Fund’s performance. The amount the Fund could lose on a short sale is theoretically unlimited.

Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Sovereign Debt Risk. A sovereign debtor’s willingness and ability to repay principal and interest on issued debt securities may depend on, among other things, its cash flow situation, cash reserves, foreign exchange rates, changing economic policies and the local political climate. Sovereign debt risks are greater for emerging market issuers.

Subprime Mortgage Securities Risk. Investments in securities involving subprime mortgage loans (i.e., loans to borrowers with lower credit scores) may be subject to certain risks associated with defaults on such loans. Originators and servicers may experience serious financial difficulties that may affect the performance of mortgage-backed securities backed by subprime mortgage loans. In addition, the Fund may experience difficulty in the management and reinvestment of its investments subprime mortgage loans due to fluctuating interest rates and market volatility and the Fund may incur losses on such investments.

Swap Contract Risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Treasury Inflation Protected Securities Risk. Treasury Inflation Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Warrants Risk. The Fund may invest in warrants. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2011. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year and since inception compare to the S&P 500 Index, a broad measure of market performance. Updated performance information is available by calling (888) 99-ABSOLUTE or (888) 992-2765 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

The calendar year-to-date total return as of June 30, 2012 was -0.52%.

During the period shown, the highest return for a quarter was 10.50% for the quarter ended June 30, 2009, and the lowest return was -2.73% for the quarter ended September 30, 2011.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Absolute Opportunities Fund Institutional Shares	Return Before Taxes	(3.91%)	8.51%
Absolute Opportunities Fund Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	(4.36%)	7.48%
Absolute Opportunities Fund Institutional Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.96%)	6.84%
Absolute Opportunities Fund				Oct. 21, 2008
Absolute Opportunities Fund S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	2.11%	11.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.